Quarterly Financial Results (unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Note 23: Quarterly Financial Results (unaudited)

The following table provides a summary of selected consolidated quarterly financial data for the years ended December 31, 2014 and December 31, 2014:

	2014
	Fourth	Third	Second	First
(in thousands, except per share data.)	Quarter	Quarter	Quarter	Quarter
Interest income	$7,207	$5,813	$5,397	$4,943
Interest expense	671	648	568	515
Net interest income	6,536	5,165	4,829	4,428
Provision for loan losses	686	2,068	325	176
Noninterest income	18,399	2,175	2,059	623
Noninterest expense	8,891	4,961	5,349	4,493
Net income before income taxes	15,358	311	1,214	382
Income tax expenses	6,185	75	477	116
Net income	9,173	236	737	266
Preferred stock Dividends	32	31	32	31
Net income available to common shareholders	$9,141	$205	$705	$235

Net income per common share, basic	$2.23	$0.05	$0.17	$0.06
Net income per common share, diluted	$2.18	$0.05	$0.17	$0.06

	2013
	Fourth	Third	Second	First
(in thousands, except per share data.)	Quarter	Quarter	Quarter	Quarter
Interest income	$4,906	$4,656	$4,160	$3,989
Interest expense	520	497	445	439
Net interest income	4,386	4,159	3,715	3,550
Provision for loan losses	284	140	165	361
Noninterest income	362	319	316	327
Noninterest expense	3,731	3,707	3,049	2,752
Net income before income taxes	733	631	817	764
Income tax expenses	177	223	303	281
Net income	556	408	514	483
Preferred stock Dividends	31	32	33	69
Net income available to common shareholders	$525	$376	$481	$414

Net income per common share, basic	$0.13	$0.09	$0.12	$0.10
Net income per common share, diluted	$0.13	$0.09	$0.12	$0.10